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MainStay VP MacKay International Equity Portfolio
MainStay VP MacKay International Equity Portfolio
MAINSTAY VP FUNDS TRUST
MainStay VP MacKay International Equity Portfolio
(the “Portfolio”)
Supplement dated May 9, 2023 (“Supplement”) to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated May 1, 2023
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.
At a meeting held on May 2, 2023, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing PineStone Asset Management Inc. (“PineStone”) in replacement of MacKay Shields LLC (“MacKay”) as the Portfolio’s Subadvisor and the related Subadvisory Agreement; (ii) changing the Portfolio’s name and reducing its management fee; (iii) changing the Portfolio’s investment objective; (iv) changing the Portfolio’s primary benchmark; and (v) modifying the Fund’s principal investment strategies and investment process.
Around July 2023, shareholders of the Portfolio will receive an information statement containing further information regarding the subadvisor change.
As a result, unless otherwise indicated below, effective on or about August 28, 2023, the following changes will be made to the Summary Prospectus, Prospectus and SAI:
Name Change.   The name of the Portfolio is changed to MainStay VP PineStone International Equity Portfolio.

Investment Objective Change. The investment objective of the Portfolio is changed to: The Portfolio seeks capital appreciation.
Fees and Expenses of the Portfolio and Example.
The Portfolio’s fee and expenses table and example table will be deleted in their entirety and replace with the following:
Shareholder Fees - MainStay VP MacKay International Equity Portfolio	Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio’s average daily net assets)	0.80%	0.80%

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - MainStay VP MacKay International Equity Portfolio	Initial Class	Service Class
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.86%	1.11%

Example
Expense Example - MainStay VP MacKay International Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	88	274	477	1,061
Service Class	113	353	612	1,352

Principal Investment Strategies.
   The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $1 billion.
Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Portfolio will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.
In addition, the Portfolio considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Portfolio may focus its investments in certain countries or geographic areas, including Europe. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.
The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the consumer non-cyclical and industrials sectors. In addition, the Portfolio may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Portfolio may also invest in securities issued by other investment companies.
Investment Process:
In pursuing the Portfolio’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).
The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:
Competitive advantage in an industry with high barriers to entry;

Attractive industry with pricing power, organic growth and limited cyclicality;

Strong management teams with sound corporate governance;

History of stable profit margins;

Solid balance sheet with low leverage; and

Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Principal Risks.
Past Performance.
   The first four paragraphs of the “Past Performance” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of two broad-based securities market indices over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI EAFE® Index as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index as its primary benchmark because it believes that the MSCI EAFE® Index is more reflective of its principal investment strategies.
Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.
Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.
Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.